Fair Value Measurement (Market Value of Equity Interests) (Details) $ in Thousands	12 Months Ended
Jun. 30, 2016 USD ($)
Perk Shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized loss	$ 361
Translation gain	148
Cost
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	2,708
Cost | Perk Shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	2,708
Market
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	2,495
Market | Perk Shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	$ 2,495